Accounting Policies (Details) - Schedule of estimated useful lives of right-of-use assets - Right-of-use assets [member]	12 Months Ended
Dec. 31, 2020
Leasehold Property [Member] | Bottom of range [member]
Accounting Policies (Details) - Schedule of estimated useful lives of right-of-use assets [Line Items]
Estimated useful lives of property and equipment	2 years
Leasehold Property [Member] | Top of range [member]
Accounting Policies (Details) - Schedule of estimated useful lives of right-of-use assets [Line Items]
Estimated useful lives of property and equipment	20 years
Motor Vehicles [Member]
Accounting Policies (Details) - Schedule of estimated useful lives of right-of-use assets [Line Items]
Estimated useful lives of property and equipment	4 years
Fixtures and fittings [Member]
Accounting Policies (Details) - Schedule of estimated useful lives of right-of-use assets [Line Items]
Estimated useful lives of property and equipment	5 years